DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2019	2018
Vessels and equipment, net	2,603,612	2,475,649